Accrued liabilities and provisions	9 Months Ended
Sep. 30, 2022
Accrued liabilities and provisions
Accrued liabilities and provisions

23.Accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment cost update	(188,752)	—	—	(188,752)
Additions	842	55,573	290,573	346,988
Uses	(433,543)	(24,409)	(203,844)	(661,796)
Financial cost	250,943	8,132	9,700	268,775
Foreign currency translation	142,899	53,342	70,517	266,758
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	2,492	(8,762)	(22,056)	(28,326)
Balance as of September 30, 2022 (Unaudited)	11,476,660	787,842	1,782,812	14,047,314
Current	538,453	65,059	514,798	1,118,310
Non-current	10,938,207	722,783	1,268,014	12,929,004
	11,476,660	787,842	1,782,812	14,047,314
(1)

Corresponding to the provision for abandonment associated with the assets related to the participation of Ecopetrol S.A. in Casanare, Estero, Garcero, Orocué and Corocora Join Venture (CEGOC), which were sold to Perenco Oil and Gas Colombia. This transaction closed on August 26, 2022.

23.1.Contingencies

Refinería de Cartagena S.A.S

1.	Court of arbitration

On April 29, 2022, the International Chamber of Commerce extended the time for the arbitration process to November 20, 2022.

Once the arbitration process is completed, the filing of an annulment appeal may proceed.

2.	Investigations of control entities

Prosecutor’s Office:

To date, three legal proceedings are being carried out arising from the events related to the expansion and modernization project of the Refinería de Cartagena (the “project”).

Process 1 – No. 110016000101201600023 - MOA - PIP and EPC

This process is being carried out against some ex-members of the Board of Directors and ex-workers of the Cartagena Refinery, workers of the Chicago Bridge and Iron Company (CB&I) and the Statutory Auditor of the Cartagena Refinery between 2013 and 2015, for the crimes of improper interest in the execution of contracts, embezzlement by appropriation in favor of third parties, illicit enrichment of individuals in favor of third parties and ideological falsehood in public documents.

On March 29, 2022, a hearing was held to lift the house arrest measure for Felipe Laverde Concha and on April 5, 2022, the 34th Municipal Criminal Court with a Function of Guarantees granted him freedom due to the expiration of terms.

From July 25 to 29, 2022, the preparatory hearing was held, where the interlocutory order of decree of evidence was issued, against which the defenders filed appeals. The appeals were granted and will be resolved by the Superior Court of Bogotá.

Process 2 – No. 110016000101201800132 Business line

This process is being carried out against ex-members of the Board of Directors and an ex-employee of the Refinería de Cartagena for the crimes of aggravated unfair administration and obtaining a false public document against ex-members of the Board of Directors of the Refinery and an ex-President of this company.

On November 18, 2019, the preparatory trial hearing was installed, which has been resumed on several occasions, but to date it is suspended pending rescheduling.

No changes occurred in the status of this litigation since December 31, 2021.

Process 3 – No. 110016000101201800134 - Subscription of the PMC Contract - Foster Wheeler

This process is carried out against two ex-workers of Refinería de Cartagena who acted as ex-President in property and ex-President in charge, for the crime of entering a contract without legal requirements, for the period for which the accusation is made.

On February 7, 2022, the oral trial began, and the evidence requested by the FGN, and the defense was taken. On April 5, 2022, the practice of evidence concluded.

On May 10, 2022, at the hearing of closing arguments, the 9th Circuit Criminal Judge announced the sense of the conviction against two former workers of the Cartagena Refinery for entering a contract without legal requirements.

On August 18, 2022, a sentence was handed down imposing the minimum sentence for the crime charged, equivalent to 64 months in prison and a fine of 66.66 current monthly legal minimum salaries in Colombia (SMLMV as its acronym in Spanish), a decision against which appeals were filed, which will be resolved by the Superior Court of Bogotá.

The defendants will remain free until the appeals are resolved and, if applicable, the extraordinary appeal before the Supreme Court of Justice.

Office of the Comptroller General (Contraloría General de la Nación – CGR):

Financial Audit for the 2021

The CGR carried out a financial audit of Refinería de Cartagena between January 20, 2022, and May 31, 2022.

On July 5, 2022, the improvement plan for two findings that are administrative in nature was uploaded to the CGR's SIRECI application.

Fiscal Responsibility Process

(1)	PRF-2018-00684-PRF-017-2018

Due to the late entry into operation that generated lost profits, the CGR is carrying out an independent process in which various requirements have been met.

Through order 0167 dated February 3, 2022, the CGR has ended the litigation related to the tax liability process for lost profits, that is, for the possible damage associated with the late entry into operation of the refinery, which was initially estimated at $1,936 million dollars. Since the Company did not have a provision recorded for this matter, the resolution of this litigation has no impact in the interim condensed consolidated financial statements.

Among the fundamentals for the decision are the non-existence of the damage and the non-accreditation of injury to public property, since the circumstances that caused the late entry into operation of the refinery were due to a series of situations unrelated to the managerial decisions of those investigated, such as, the winter wave, the labor abnormality presented in the execution of the project, among others.

By order of March 1, 2022, the Fiscal and Sanctioning Decision Chamber of the CGR decided to confirm the termination of this litigation. Additionally, it ordered to carry out “monitoring and supervision of the investment and production of the refinery to determine losses due to foregone profits, as a consequence of the damage determined in the ruling with fiscal responsibility No. 749 of April 26, 2021, and confirmed by order 801119 -158-021 of July 6, 2021”.

(2)	PRF-80011-2018-33300

No changes occurred in the status of this litigation since December 31, 2021.